SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Working capital	$ (726,463)
Valuation allowance against net deferred tax assets	100.00%
Allowance for doubtful accounts	$ 0	$ 0
Unamortized loan fees	$ 142,190
Minimum [Member]
Property and equipment estimated useful lives	3 years
Maximum [Member]
Property and equipment estimated useful lives	5 years
Notes Payable [Member]
Effect of changes on retained earnings		26,555
Common Stocks
Effect of changes on retained earnings		29,788
Additional Paid-in Capital [Member]
Effect of changes on retained earnings		$ 56,343